Operations, Divestments, Sale of CDR Pedreira-Centro de Disposicao de Residuos ("CDR Pedreira") (Details) R$ / shares in Units, R$ in Thousands		1 Months Ended		12 Months Ended
	Oct. 31, 2014 BRL (R$)	Dec. 31, 2014 BRL (R$)	Oct. 31, 2014 BRL (R$) R$ / shares	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)	Dec. 31, 2014 BRL (R$) Installment	May 19, 2016 BRL (R$)
Gain on divestiture [Abstract]
Fair value of call option				R$ 0	R$ 0	R$ 20,865
Call and put options write-offs				R$ 0	(20,865)	(10,705)
CDR Pedreira [Member]
Divestments [Abstract]
Ownership interest sold	65.00%		65.00%
Number of installment payments for investments | Installment							3
Installments [Abstract]
1st			R$ 15,006
2nd			141,000
3rd		R$ 24,000
Total							R$ 180,006
Gain on divestiture [Abstract]
Sale amount	R$ 180,006
Balance of investment in Estre Ambiental on the date of the sale	(25,317)		(25,317)
Gain on divestiture	R$ 154,689
Call and put option, value			R$ 180,006
Annual fixed interest rate			25.00%
Additional put option premium per share (in Reais per share) | R$ / shares			R$ 1.00
Fair value of call option		R$ 31,570				20,865	R$ 31,570	R$ 20,800
Call and put options write-offs					R$ (20,800)	R$ (10,700)